Marketable Securities - Summary of Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized Cost	$ 270,942	$ 153,470
Unrealized Gains	621	352
Unrealized Losses	(26)	(27)
Fair Value	271,537	153,795
Marketable securities	264,184	146,902	$ 126,449	$ 0
Commercial paper
Marketable Securities [Line Items]
Amortized Cost	7,438	53,482
Unrealized Gains	2	23
Unrealized Losses	0	(12)
Fair Value	7,440	53,493
U.S. Treasuries
Marketable Securities [Line Items]
Amortized Cost	75,809	4,896
Unrealized Gains	44	1
Unrealized Losses	(8)	0
Fair Value	75,845	4,897
U.S. Government agency bonds
Marketable Securities [Line Items]
Amortized Cost	105,490	28,366
Unrealized Gains	203	39
Unrealized Losses	(18)	(7)
Fair Value	105,675	28,398
Corporate bonds
Marketable Securities [Line Items]
Amortized Cost	82,205	66,726
Unrealized Gains	372	289
Unrealized Losses	0	(8)
Fair Value	82,577	67,007
Cash and cash equivalents
Marketable Securities [Line Items]
Fair Value	$ 7,353	6,893
Marketable securities		$ 6,893